1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

September 24, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Gabelli Equity Trust Inc.

Securities Act File No. 333-220232; Investment Company Act File No. 811-04700

Ladies and Gentlemen:

On behalf of The Gabelli Equity Trust Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission post-effective amendment No. 2 to the Fund’s Registration Statement on Form N-2. This post-effective amendment is being filed to, among other things, update the Fund’s financial statements. The Fund is requesting that this post-effective amendment receive limited review pursuant to Investment Company Release No. 13768 (February 15, 1984).

Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1275.

Very truly yours,

/s/ James G. Silk

James G. Silk

Enclosures

cc:	Bruce N. Alpert, The Gabelli Equity Trust Inc.

Agnes Mullady, The Gabelli Equity Trust Inc.

Andrea Mango, Esq., The Gabelli Equity Trust Inc.

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